DEFERRED REVENUE	12 Months Ended
Dec. 31, 2022
Deferred Revenue
DEFERRED REVENUE

10. DEFERRED REVENUE

Prior to December 31, 2022, the Company received $77,700 cash from customers as deposits for work to be performed. On December 31, 2022, the products had not been delivered to the customers, therefore the deposits have been recorded as deferred revenue. Deferred revenue was $77,700 and $0 on December 31, 2022 and 2021, respectively. See Note 2 for additional information on our revenue recognition policy.